UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	August 8, 2008


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		14
Form 13F Information Table Value Total:   $981,673
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.

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FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108       113348       2,871,760    SHARED-DEFINED  1,2        2,871,760     0
ATP OIL & GAS		COM    00208J108        51905       1,315,055    SHARED-DEFINED  1,3	    1,315,055     0
ATP OIL & GAS		COM    00208J108        13587         344,247    SHARED-DEFINED  1	      344,247     0
CARRIZO OIL & GAS INC   COM    144577103        62687         920,655    SHARED-DEFINED  1,2	      920,655     0
CARRIZO OIL & GAS INC   COM    144577103  	 2578          37,862    SHARED-DEFINED  1	       37,862     0
COMPTON PETE CORP.	COM    204940100       199827      15,709,692    SHARED-DEFINED  1,2	   15,709,692     0
COMPTON PETE CORP.	COM    204940100        96989       7,624,901    SHARED-DEFINED  1,3	    7,624,901     0
COMPTON PETE CORP.	COM    204940100        28127       2,211,203    SHARED-DEFINED  1          2,211,203     0
GMX RES INC             COM    38011M108       146950       1,983,134    SHARED-DEFINED  1,2	    1,983,134     0
GMX RES INC             COM    38011M108        60498         816,440    SHARED-DEFINED  1,3	      816,440     0
GMX RES INC             COM    38011M108        18146         244,890    SHARED-DEFINED  1	      244,890     0
TESCO CORP              COM    88157K101        76376       2,390,476    SHARED-DEFINED  1,2	    2,390,476     0
TESCO CORP              COM    88157K101        84011       2,629,454    SHARED-DEFINED  1,3	    2,629,454     0
TESCO CORP              COM    88157K101        26644         833,920    SHARED-DEFINED  1 	      833,920     0

